OTHER FINANCIAL AND NON-OPERATING ITEMS (Narrative) (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2016	Feb. 13, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes Compensation Received on Termination of Charters, Face Value						$ 8,900,000
Compensation Received on Termination of Charters, Notes Receivable	$ 4,400,000			$ 3,400,000
Gain (loss) from foreign currency translation		$ 100,000	$ 100,000	(2,000,000.0)
Retained Earnings [Member] | ASU 2017-12 [Member] [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		$ 32,000.0	$ 0	$ 0
Front Circassia [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term of Note, in years					6 years
Receivable, Interest Rate, Stated Percentage					7.25%
Notes Compensation Received on Termination of Charters, Face Value					$ 14,600,000
Compensation Received on Termination of Charters, Notes Receivable					$ 11,600,000